Discontinued Operations and Disposals (Details) - GBP (£) £ in Millions		1 Months Ended
	May 15, 2023	Feb. 22, 2023	Jun. 30, 2023
Discontinued Operations and Disposals (Details) [Line Items]
Loss on sale	£ 7.0
Net cash inflow			£ 19.2
Disposal groups classified as held for sale [member]
Discontinued Operations and Disposals (Details) [Line Items]
Consideration for sale	£ 21.2
Third party [Member]
Discontinued Operations and Disposals (Details) [Line Items]
Loss on sale		£ 0.7